Goodwill - Assumptions (Details) - EUR (€) € / shares in Units, € in Millions			12 Months Ended
	Oct. 01, 2022	Oct. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
Applications, Technology & Services
Key Assumptions
Budgeted revenue growth (average of the budgeted period)			11.40%	8.40%
After-tax discount rate			11.10%	8.80%
Terminal growth rate			3.00%	3.00%
Detailed planning period (in years)			5 years	5 years
Target operating margin			27.80%	33.10%
Business Network
Key Assumptions
Budgeted revenue growth (average of the budgeted period)			14.00%
After-tax discount rate			11.90%
Terminal growth rate			3.00%
Detailed planning period (in years)			10 years
Target operating margin			24.20%
Excess of recoverable amount over carrying amount			€ 2,821.0
Qualtrics
Key Assumptions
Share price used to determine fair value (in Euro per share)	€ 10.90	€ 37.85
Excess of recoverable amount over carrying amount			€ 957.0	€ 15,396.0
Emarsys
Key Assumptions
Budgeted revenue growth (average of the budgeted period)			13.90%	15.30%
After-tax discount rate			11.70%	10.00%
Terminal growth rate			3.00%	3.00%
Detailed planning period (in years)			12 years	12 years
Target operating margin			29.40%	24.60%
Excess of recoverable amount over carrying amount			€ 513.0	€ 547.0
SAP Signavio
Key Assumptions
Budgeted revenue growth (average of the budgeted period)			20.70%	31.70%
After-tax discount rate			11.70%	11.50%
Terminal growth rate			3.00%	3.00%
Detailed planning period (in years)			14 years	14 years
Target operating margin			24.90%
Excess of recoverable amount over carrying amount			€ 845.0	€ 1,225.0
Taulia
Key Assumptions
Budgeted revenue growth (average of the budgeted period)			24.80%
After-tax discount rate			11.30%
Terminal growth rate			3.00%
Detailed planning period (in years)			13 years
Excess of recoverable amount over carrying amount			€ 366.0
Sustainability
Key Assumptions
Budgeted revenue growth (average of the budgeted period)			34.60%
After-tax discount rate			10.90%
Terminal growth rate			3.00%
Detailed planning period (in years)			12 years
Target operating margin			26.20%
Excess of recoverable amount over carrying amount			€ 112.0
Business Process Intelligence
Key Assumptions
Target operating margin			22.50%	24.80%